Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Valuation allowance	$ 16,910
Deferred tax assets		$ 16,910
Effective rate valuation allowance on its net deferred tax assets	0.00%
Effective tax rate	28.00%
Future taxable income	$ 60,427
Valuation allowance increased	$ 16,910